Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
March 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—84.4%
		Communication Services—6.7%
1,996	[1]	Altice USA, Inc.	$ 24,910
62,943	[1]	Cars.com, Inc.	908,267
8,758	[1]	Discovery, Inc., Class A	218,249
2,549	[1]	EverQuote, Inc.	41,243
1,174	[1]	IAC/InteraActiveCorp.	117,729
2,363	[1]	Live Nation Entertainment, Inc.	277,983
71,273	[1]	Pinterest, Inc.	1,754,029
6,595	[1]	Spotify Technology SA	995,977
12,410	[1]	TripAdvisor, Inc.	336,559
14,627	[1]	Yelp, Inc.	498,927
		TOTAL	5,173,873
		Consumer Discretionary—11.0%
10,465	[1]	2U, Inc.	138,975
1,264		Academy Sports and Outdoors, Inc.	49,802
699	[1]	Aptiv PLC	83,677
8,329		Camping World Holdings, Inc.	232,796
189	[1]	Chipotle Mexican Grill, Inc.	299,004
375		Domino’s Pizza, Inc.	152,629
511		eBay, Inc.	29,260
5,523	[1]	Expedia Group, Inc.	1,080,685
15,362		Ford Motor Co.	259,771
7,953	[1]	Funko, Inc.	137,189
12,711	[1]	G-III Apparel Group Ltd.	343,833
3,346	[1]	Goodyear Tire & Rubber Co.	47,814
2,603	[1]	Groupon, Inc.	50,056
579	[1]	Hilton Worldwide Holdings, Inc.	87,857
752		Installed Building Products, Inc.	63,536
2,619		International Game Technology PLC	64,637
2,808	[1]	iRobot Corp.	178,027
1,631		Jack in the Box, Inc.	152,352
90	[1]	Lululemon Athletica, Inc.	32,871
19,541		Macy’s, Inc.	476,019
29,145	[1]	Penn National Gaming, Inc.	1,236,331
16,592	[1]	PlayAGS, Inc.	110,669
1,373		Red Rock Resorts, Inc.	66,673
2,203	[1]	Revolve Group, Inc.	118,279
2,520	[1]	Scientific Games Corp.	148,050
6,666	[1]	SeaWorld Entertainment, Inc.	496,217
3,735		Shutterstock, Inc.	347,654
771	[1]	Skyline Corp.	42,312
21,020	[1]	Sonos, Inc.	593,184
34,926	[1]	Stitch Fix, Inc.	351,705
60	[1]	Ulta Beauty, Inc.	23,893
2,969	[1]	Vista Outdoor, Inc.	105,964
290	[1]	Wayfair, Inc.	32,126
4,367		Wingstop, Inc.	512,467

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
6,501	[1]	YETI Holdings, Inc.	$ 389,930
		TOTAL	8,536,244
		Consumer Staples—2.3%
4,307		Albertsons Cos., Inc.	143,208
1,000		Costco Wholesale Corp.	575,850
3,036		Energizer Holdings, Inc.	93,387
3,669		Nu Skin Enterprises, Inc., Class A	175,672
1,794	[1]	The Boston Beer Co., Inc., Class A	696,915
1,550	[1]	United Natural Foods, Inc.	64,092
		TOTAL	1,749,124
		Energy—5.1%
20,483	[1]	CONSOL Energy, Inc.	770,775
17,466		Marathon Petroleum Corp.	1,493,343
1,039	[1]	Nabors Industries Ltd.	158,676
1,003		Occidental Petroleum Corp.	56,910
26,675	[1]	Oceaneering International, Inc.	404,393
9,817	[1]	Peabody Energy Corp.	240,811
22,639	[1]	Propetro Holding Corp.	315,361
12,663	[1]	Ranger Oil Corp.	437,254
337		Targa Resources, Inc.	25,434
		TOTAL	3,902,957
		Financials—8.5%
338		Ameriprise Financial, Inc.	101,522
2,031		Artisan Partners Asset Management, Inc.	79,920
1,630		Axis Capital Holdings Ltd.	98,566
7,313		Bank of New York Mellon Corp.	362,944
4,349	[1]	Brighthouse Financial, Inc.	224,669
20,133		Carlyle Group LP/The	984,705
3,790		Chimera Investment Corp.	45,632
5,474	[1]	eHealth, Inc.	67,932
3,445		Fidelity National Financial, Inc.	168,254
17,327	[1]	Green Dot Corp.	476,146
5,082		Houlihan Lokey, Inc.	446,199
5,897		Interactive Brokers Group, Inc., Class A	388,671
32,765	[1]	LendingClub Corp.	517,032
631	[1]	LendingTree, Inc.	75,512
3,485		Moelis & Co.	163,621
1,211		MSCI, Inc., Class A	608,988
637		NASDAQ, Inc.	113,513
699		Northern Trust Corp.	81,398
5,599		Pennymac Financial Services, Inc.	297,867
7,076		ProAssurance Corp.	190,203
30,848	[1]	Rocket Companies, Inc.	343,030
958		Selective Insurance Group, Inc.	85,607
11,176		Virtu Financial, Inc.	415,971
3,064		VOYA Financial, Inc.	203,296
		TOTAL	6,541,198
		Health Care—15.7%
5,817		AbbVie, Inc.	942,994
8,918	[1]	Acadia Pharmaceuticals, Inc.	215,994
28,515	[1]	Adaptive Biotechnologies Corp.	395,788
16,898	[1]	Akebia Therapeutics, Inc.	12,131

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
82	[1]	Align Technology, Inc.	$ 35,752
1,455	[1]	Amedisys, Inc.	250,682
9,945	[1]	AnaptysBio, Inc.	246,039
2,674	[1]	Arcus Biosciences, Inc.	84,391
5,963	[1]	Biogen, Inc.	1,255,808
1,472		Bruker Corp.	94,650
96		CIGNA Corp.	23,003
28,965	[1]	Community Health Systems, Inc.	343,815
4,708	[1]	Cue Biopharma, Inc.	22,975
673		CVS Health Corp.	68,114
4,460	[1]	Denali Therapeutics, Inc.	143,478
3,935	[1]	Emergent BioSolutions, Inc.	161,571
11,690	[1]	Haemonetics Corp.	739,042
261		HCA Healthcare, Inc.	65,412
1,383	[1]	Inari Medical, Inc.	125,355
3,543	[1]	Incyte Genomics, Inc.	281,385
2,611	[1]	IQVIA Holdings, Inc.	603,689
718	[1]	iTeos Therapeutics, Inc.	23,105
1,083	[1]	Karuna Therapeutics, Inc.	137,314
1,843	[1]	Moderna, Inc.	317,475
5,865	[1]	Myriad Genetics, Inc.	147,798
4,966	[1]	Nevro Corp.	359,191
8,276	[1]	Organogenesis Holdings, Inc.	63,063
3,385		Organon & Co.	118,238
1,938	[1]	Orthofix Medical, Inc.	63,373
2,199	[1]	Pacira BioSciences, Inc.	167,828
3,744	[1]	Progyny, Inc.	192,442
17,983	[1]	Puma Biotechnology, Inc.	51,791
12,645	[1]	SAGE Therapeutics, Inc.	418,550
12,381	[1]	Schrodinger, Inc.	422,440
3,854	[1]	Shockwave Medical, Inc.	799,165
2,103	[1]	Signify Health, Inc.	38,169
6,184	[1]	Tandem Diabetes Care, Inc.	719,137
17,583	[1]	Teladoc Health, Inc.	1,268,262
2,374	[1]	TransMedics Group, Inc.	63,956
1,252	[1]	United Therapeutics Corp.	224,621
139	[1]	Veeva Systems, Inc.	29,532
1,065	[1]	Vertex Pharmaceuticals, Inc.	277,933
1,831	[1]	Xencor, Inc.	48,851
494		Zoetis, Inc.	93,163
		TOTAL	12,157,465
		Industrials—8.0%
1,736	[1]	AAR Corp.	84,074
927		AGCO Corp.	135,370
3,648	[1]	Alaska Air Group, Inc.	211,620
8,556		Apogee Enterprises, Inc.	406,068
19,558	[1]	Astronics Corp.	252,885
1,626	[1]	Atkore, Inc.	160,063
2,261	[1]	Atlas Air Worldwide Holdings, Inc.	195,283
11,635	[1]	BlueLinx Holdings, Inc.	836,324
15,843	[1]	CIRCOR International, Inc.	421,741
6,107	[1]	DXP Enterprises, Inc.	165,439

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
3,515		Ennis, Inc.	$ 64,922
2,146	[1]	Evoqua Water Technologies Corp.	100,819
442		Insperity, Inc.	44,386
412		Landstar System, Inc.	62,142
2,838		Manpower, Inc.	266,545
17,972		Pitney Bowes, Inc.	93,454
13,283	[1]	Proto Labs, Inc.	702,671
4,284		Ryder System, Inc.	339,850
4,476	[1]	TPI Composites, Inc.	62,932
1,070	[1]	Trex Co., Inc.	69,903
16,743	[1]	Triumph Group, Inc.	423,263
2,201	[1]	Upwork, Inc.	51,151
2,925	[1]	Willscot Corp.	114,455
12,507	[1]	XPO Logistics, Inc.	910,510
		TOTAL	6,175,870
		Information Technology—22.7%
60,272	[1]	3D Systems Corp.	1,005,337
246		Accenture PLC	82,959
478		Alliance Data Systems Corp.	26,840
2,082	[1]	Ambarella, Inc.	218,443
3,267	[1]	Appian Corp.	198,699
8,328	[1]	Arista Networks, Inc.	1,157,425
1,598	[1]	Arrow Electronics, Inc.	189,571
4,817		Avnet, Inc.	195,522
400	[1]	Blackbaud, Inc.	23,948
5,122	[1]	Box, Inc.	148,845
301		Broadcom, Inc.	189,534
17,259	[1]	C3.AI, Inc.	391,779
10,677	[1]	Commvault Systems, Inc.	708,419
4,213	[1]	Datadog, Inc.	638,143
9,013	[1]	Dropbox, Inc.	209,552
11,344	[1]	Dynatrace Holdings LLC	534,302
82	[1]	EPAM Systems, Inc.	24,322
3,374		Global Payments, Inc.	461,698
2,163	[1]	HubSpot, Inc.	1,027,295
7,038	[1]	IPG Photonics Corp.	772,491
418	[1]	Itron, Inc.	22,020
224		Lam Research Corp.	120,425
3,037	[1]	MA-COM Technology Solutions Holdings, Inc.	181,825
2,517	[1]	ON Semiconductor Corp.	157,589
1,069	[1]	Palo Alto Networks, Inc.	665,463
595	[1]	Paycom Software, Inc.	206,096
2,589	[1]	Paylocity Corp.	532,739
2,610	[1]	Plantronics, Inc.	102,834
40,542	[1]	Pure Storage, Inc.	1,431,538
1,308	[1]	Qorvo, Inc.	162,323
1,561		Qualcomm, Inc.	238,552
1,470	[1]	Qualys, Inc.	209,343
3,486	[1]	Rapid7, Inc.	387,783
2,677	[1]	Snowflake, Inc.	613,381
393	[1]	Splunk, Inc.	58,404
6,139	[1]	Sprout Social, Inc.	491,857

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
78,399	[1]	StoneCo Ltd.	$ 917,268
25,959	[1]	SunPower Corp.	557,599
7,412	[1]	Wix.com Ltd.	774,258
3,311	[1]	Workiva, Inc.	390,698
9,423	[1]	Zoom Video Communications, Inc.	1,104,658
		TOTAL	17,531,777
		Materials—1.6%
8,937	[1]	Berry Global Group, Inc.	517,989
1,423		CF Industries Holdings, Inc.	146,654
3,530		Chemours Co./The	111,124
2,613		Huntsman Corp.	98,014
2,532		Koppers Holdings, Inc.	69,681
1,779		Mosaic Co./The	118,303
423	[1]	MP Materials Corp.	24,255
902		Reliance Steel & Aluminum Co.	165,382
		TOTAL	1,251,402
		Real Estate—2.8%
2,926		Apartment Income REIT Corp.	156,424
886		eXp World Holdings, Inc.	18,757
542		Extra Space Storage, Inc.	111,435
4,604		Gaming and Leisure Properties, Inc.	216,066
12,632		Macerich Co. (The)	197,564
8,047		National Storage Affiliates Trust	505,030
8,858		Outfront Media, Inc.	251,833
5,734		Rexford Industrial Realty, Inc.	427,699
799		SBA Communications, Corp.	274,936
		TOTAL	2,159,744
		TOTAL COMMON STOCKS (IDENTIFIED COST $67,065,361)	65,179,654
		INVESTMENT COMPANY—12.2%
9,389,103		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.34%[2] (IDENTIFIED COST $9,385,162)	9,385,347
		TOTAL INVESTMENT IN SECURITIES—96.6% (IDENTIFIED COST $76,450,523)	74,565,001
		OTHER ASSETS AND LIABILITIES - NET—3.4%[3]	2,663,704
		TOTAL NET ASSETS—100%	$77,228,705
SECURITIES SOLD SHORT—(82.4)%
Shares		Value
	Communication Services—(5.7)%
1,467	AMC Entertainment Holdings, Inc.	$ 36,147
1,802	ATN International, Inc.	71,864
3,364	Bandwidth, Inc.	108,960
6,156	Cardlytics, Inc.	338,457
3,693	Cinemark Holdings, Inc.	63,815
21,362	E.W. Scripps Co.	444,116
1,573	Madison Square Garden Entertainment Corp.	131,047
1,823	Netflix, Inc.	682,877
3,161	Omnicom Group, Inc.	268,306
4,275	Roku, Inc.	535,529
10,087	Sinclair Broadcast Group, Inc.	282,638
4,636	T-Mobile USA, Inc.	595,030

Shares		Value
	Communication Services—continued
5,838	Verizon Communications, Inc.	$ 297,388
49,275	Vimeo Holdings, Inc.	585,387
	TOTAL	4,441,561
	Consumer Discretionary—(11.3)%
355	Amazon.com, Inc.	1,157,282
7,342	Bally’s Corp.	225,693
2,419	Callaway Golf Co.	56,653
1,957	CarMax, Inc.	188,811
6,486	Carnival Corp.	131,147
5,195	Carvana Co.	619,712
17,588	Coursera, Inc.	405,227
25,197	DraftKings, Inc.	490,586
734	Etsy, Inc.	91,222
3,098	Guess ?, Inc.	67,691
18,522	KB HOME	599,742
33,355	Las Vegas Sands Corp.	1,296,509
597	Lithia Motors, Inc.	179,172
5,662	M.D.C. Holdings, Inc.	214,250
24,328	Peloton Interactive, Inc.	642,746
6,587	QuantumScape Corp.	131,674
23,020	Royal Caribbean Cruises, Ltd.	1,928,616
1,693	Shake Shack, Inc.	114,955
8,542	The RealReal, Inc.	62,015
115	Vail Resorts, Inc.	29,931
22,475	Vroom, Inc.	59,783
	TOTAL	8,693,417
	Consumer Staples—(3.4)%
3,333	Celsius Holdings, Inc.	183,915
4,575	Freshpet, Inc.	469,578
9,525	Grocery Outlet Holding Corp.	312,229
8,513	Hormel Foods Corp.	438,760
3,074	Kimberly-Clark Corp.	378,594
12,069	Lamb Weston Holdings, Inc.	723,054
899	Philip Morris International, Inc.	84,452
	TOTAL	2,590,582
	Energy—(4.0)%
5,906	Brigham Minerals, Inc.	150,898
942	Chesapeake Energy Corp.	81,954
21,650	CNX Resources Corp.	448,588
6,200	Delek US Holdings, Inc.	131,564
27,986	Equitrans Midstream Corp.	236,202
5,674	Green Plains, Inc.	175,951
8,178	International Seaways, Inc.	147,531
31,584	Liberty Oilfield Services, Inc.	468,075
9,185	Murphy Oil Corp.	370,982
21,228	New Fortress Energy, Inc.	904,525
	TOTAL	3,116,270
	Financials—(7.1)%
4,012	Ameris Bancorp	176,047
5,670	Assured Guaranty Ltd.	360,952
4,843	Berkshire Hathaway, Inc., Class B	1,709,143
19,468	BGC Partners, Inc., Class A	85,659
5,691	Cannae Holdings, Inc.	136,129

Shares		Value
	Financials—continued
4,603	Citigroup, Inc.	$ 245,800
1,804	Erie Indemnity Co.	317,738
505	Globe Life, Inc.	50,803
8,147	GoHealth, Inc.	9,613
1,960	Goosehead Insurance, Inc.	153,997
896	Kemper Corp.	50,660
17,830	Redwood Trust, Inc.	187,750
1,693	SEI Investments Co.	101,936
3,704	SelectQuote, Inc.	10,334
3,701	StoneX Group, Inc.	274,725
2,894	Truist Financial Corp.	164,090
321	Trupanion, Inc.	28,608
5,125	Upstart Holdings, Inc.	559,086
11,839	Webster Financial Corp. Waterbury	664,384
743	Wells Fargo & Co.	36,006
1,673	Western Alliance Bancorp	138,558
	TOTAL	5,462,018
	Health Care—(14.6)%
5,567	1Life Healthcare, Inc.	61,682
3,184	Accolade, Inc.	55,911
30,652	AdaptHealth Corp.	491,352
10,543	Aerie Pharmaceuticals, Inc.	95,941
37,082	agilon health, Inc.	940,029
7,988	Alignment Healthcare, Inc.	89,705
2,807	Allogene Therapeutics, Inc.	25,572
1,885	Alnylam Pharmaceuticals, Inc.	307,802
7,613	Amicus Therapeutics, Inc.	72,095
4,681	Apellis Pharmaceuticals, Inc.	237,842
2,896	Arcturus Therapeutics Holdings, Inc.	78,076
1,854	BioAtla, Inc.	9,270
6,597	CareDx, Inc.	244,023
3,576	Coherus Biosciences, Inc.	46,166
4,189	Cryoport, Inc.	146,238
3,219	Exact Sciences Corp.	225,073
4,587	FIGS, Inc.	98,712
5,105	Glaukos Corp.	295,171
6,705	Global Blood Therapeutics, Inc.	232,261
14,081	Guardant Health, Inc.	932,725
7,490	Harmony Biosciences Holdings, Inc.	364,389
18,562	HealthEquity, Inc.	1,251,821
9,653	Heron Therapeutics, Inc.	55,215
1,141	Illumina, Inc.	398,665
5,536	Insmed, Inc.	130,096
2,767	Insulet Corp.	737,101
10,456	Invitae Corp.	83,334
1,424	iRhythm Technologies, Inc.	224,237
11,878	Karyopharm Therapeutics, Inc.	87,541
2,780	Kodiak Sciences, Inc.	21,462
1,746	Kymera Therapeutics, Inc.	73,891
1,947	Livanova PLC	159,323
7,353	Nektar Therapeutics	39,633
301	Novocure Ltd.	24,938
21,466	Oak Street Health, Inc.	577,006

Shares		Value
	Health Care—continued
9,072	Outset Medical, Inc.	$ 411,869
1,289	PerkinElmer, Inc.	224,879
968	PetIQ, Inc.	23,619
12,164	PTC Therapeutics, Inc.	453,839
5,459	Pulmonx Corp.	135,438
3,340	Reata Pharmaceuticals, Inc.	109,418
7,790	REGENXBIO, Inc.	258,550
3,203	Sana Biotechnology, Inc.	26,457
552	Stryker Corp.	147,577
1,817	Ultragenyx Pharmaceutical, Inc.	131,951
1,966	Universal Health Services, Inc., Class B	284,972
4,476	Vapotherm, Inc.	62,216
7,356	Viatris, Inc.	80,033
164	Xilio Therapeutics, Inc.	1,159
	TOTAL	11,266,275
	Industrials—(8.9)%
3,233	Aerovironment, Inc.	304,355
42,149	Air Lease Corp.	1,881,953
4,221	Arcosa, Inc.	241,652
13,012	Array Technologies, Inc.	146,645
1,899	Boeing Co.	363,658
1,256	BWX Technologies, Inc.	67,648
44,674	Clarivate PLC	748,736
31,048	Fluor Corp.	890,767
826	General Dynamics Corp.	199,215
3,660	Heartland Express, Inc.	51,496
4,554	Hydrofarm Holdings Group, Inc.	68,993
2,931	Kirby Corp.	211,589
895	Raytheon Technologies Corp.	88,668
6,280	Stericycle, Inc.	370,017
18,843	SunRun, Inc.	572,262
13,626	Uber Technologies, Inc.	486,176
2,239	Wabtec Corp.	215,325
	TOTAL	6,909,155
	Information Technology—(21.0)%
4,270	Analog Devices, Inc.	705,319
1,514	Asana, Inc.	60,515
19,046	BigCommerce Holdings, Inc.	417,298
6,623	Bill.Com Holdings, Inc.	1,502,030
9,423	Block, Inc.	1,277,759
7,146	Bottomline Technologies, Inc.	405,035
9,603	CloudFlare, Inc.	1,149,479
3,623	Digital Turbine, Inc.	158,724
4,617	Digitalocean Holdings, Inc.	267,093
2,207	Everbridge, Inc.	96,313
18,442	Fastly, Inc.	320,522
529	Five9, Inc.	58,402
10,463	LivePerson, Inc.	255,506
10,467	Marathon Patent Group, Inc.	292,553
8,186	Marvell Technology, Inc.	587,018
2,797	MongoDB, Inc.	1,240,721
136	NVIDIA Corp.	37,109
3,962	Okta, Inc.	598,104

Shares		Value
	Information Technology—continued
4,700	Par Technology Corp.	$ 189,598
4,179	Q2 Holdings, Inc.	257,635
5,719	Riot Blockchain, Inc.	121,071
9,368	Shift4 Payments, Inc.	580,160
2,665	Trade Desk, Inc./The	184,551
4,316	Twilio, Inc.	711,320
17,010	Unity Software, Inc.	1,687,562
36,781	Veeco Instruments, Inc.	1,000,075
10,647	ViaSat, Inc.	519,574
1,986	VMware, Inc., Class A	226,146
9,981	Wolfspeed, Inc.	1,136,437
29,633	Yext, Inc.	204,171
	TOTAL	16,247,800
	Materials—(1.8)%
3,385	Carpenter Technology Corp.	142,102
4,749	International Flavors & Fragrances, Inc.	623,686
693	PPG Industries, Inc.	90,832
3,095	Quaker Chemical Corp.	534,847
	TOTAL	1,391,467
	Real Estate—(3.6)%
42,000	Americold Realty Trust	1,170,960
8,343	Howard Hughes Corp.	864,418
8,377	Opendoor Technologies, Inc.	72,461
12,463	Redfin Corp.	224,833
4,448	Ryman Hospitality Properties	412,641
	TOTAL	2,745,313
	Utilities—(1.0)%
2,271	Avangrid, Inc.	106,147
1,194	Dominion Energy, Inc.	101,454
1,508	Duke Energy Corp.	168,383
3,358	Pinnacle West Capital Corp.	262,260
2,298	Sunnova Energy International, Inc.	52,992
4,458	Vistra Corp.	103,648
	TOTAL	794,884
	Total Securities Sold Short (PROCEEDS $68,483,029)	$63,658,742
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2022, were as follows:
Affiliated	Value as of 12/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2022	Shares Held as of 3/31/2022	Dividend Income
Health Care:
AnaptysBio, Inc.	$383,501	$—	$(28,770)	$(108,800)	$108	$246,039	9,945	$—
Affiliated issuers no longer in the portfolio at period end	$272,106	$—	$(242,220)	$180,174	$(210,060)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$655,607	$—	$(270,990)	$71,374	$(209,952)	$246,039	9,945	$—

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2021	$3,036,673
Purchases at Cost	$57,780,439
Proceeds from Sales	$(51,429,694)
Change in Unrealized Appreciation/Depreciation	$400
Net Realized Gain/(Loss)	$(2,471)
Value as of 3/31/2022	$9,385,347
Shares Held as of 3/31/2022	9,389,103
Dividend Income	$3,673

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At March 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.